Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 16, 2020
Entity Registrant Name	Starboard Investment Trust
Entity Central Index Key	0001464413
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 16, 2020
Document Effective Date	Dec. 16, 2020
Prospectus Date	Oct. 01, 2020
Adaptive Growth Opportunities Fund | Class A Shares
Prospectus:
Trading Symbol	CAGOX
Adaptive Growth Opportunities Fund | Class C Shares
Prospectus:
Trading Symbol	CATDX
Adaptive Growth Opportunities Fund | Institutional Class Shares
Prospectus:
Trading Symbol	CATEX